Condensed Schedule of Investments (Parenthetical) (Detail) (US Treasury Bill Securities, USD $)	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 6,400,000
SUPERFUND GOLD, L.P.- SERIES A
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	3,700,000
SUPERFUND GOLD, L.P.- SERIES B
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 2,700,000